Allowance for guarantees and acceptances (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Allowance for guarantees and acceptances [Abstract]
Guarantees and acceptances outstanding	₩ 7,611,211	₩ 9,324,734
Contingent guarantees and acceptances	3,259,613	2,997,553
ABS and ABCP purchase commitments	2,035,543	2,060,089
Endorsed bill	85,456	32,187
Total Guarantees and acceptances	12,991,823	14,414,563
Allowance for loss on guarantees and acceptances	₩ 80,861	₩ 79,238
Ratio	0.62%	0.55%